Postretirement benefit plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Description of employer contributions to the U.S. retirement plans (in hundredths)		Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.
Number of company shares held by the U.S. defined contribution plans at year-end (in shares)		20		22
Value of the company shares held by the U.S. defined contribution plans at year-end		$ 610		$ 639
Dividends paid on the company shares held by the U.S. defined contribution plans at year-end		16		13
Aggregate expense for the U.S. defined contribution plans		70		55		50
Defined benefit pension plan formula, highest consecutive years of compensation (in years)		5 years
Length of time certain gains and losses are considered when determining the market-related value of assets related to the United States pension and retiree health care plans (in years)		3 years
Value of the company shares held by the non-U.S. retirement plans at year-end		13		12
Components of net periodic benefit cost [Abstract]
Restructuring charges/other		264		112		(111)
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		(215)		(672)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		68		40
Accrued expenses and other liabilities		(14)		(11)
Underfunded retirement plans		(269)		(701)
Funded status (FVPA – BO) at end of year		(215)		(672)
Expected contribution to retirement benefit plans in next fiscal year		100
Unfunded status of plan relating to non-qualifed plans		61		56
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		780
Annual adjustment, net actuarial loss		109
Reclassification of recognized transactions, net actuarial loss		(263)
Less tax (benefit) expense, net actuarial loss		75
Total net actuarial loss change to AOCI		(79)
AOCI balance, net actuarial loss portion (net of tax)		701		780
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		(9)
Annual adjustment, prior service cost		3
Reclassification of recognized transactions, prior service cost		0
Less tax expense (benefit), prior service cost		(1)
Total prior service cost change to AOCI		2
AOCI balance, prior service cost portion (net of tax)		(7)		(9)
Benefits expected to pay to participants over the next ten years [Abstract]
2013 subsidy		(4)
2014 subsidy		(4)
2015 subsidy		(4)
2016 subsidy		(5)
2017 subsidy		(5)
2018 - 2022 subsidy		(16)
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Liability to participants of the deferred compensation plan		139
Deferred compensation arrangement, recorded liability		35
U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost		24		22		20
Interest cost		44		46		45
Expected return on plan assets		(50)		(45)		(49)
Amortization of prior service cost (credit)		1		1		1
Recognized net actuarial loss		16		23		22
Net periodic benefit costs		35		47		39
Settlement charges		0	[1],[2]	0	[1],[2]	37	[1],[2]
Curtailment charges (credits)		0		0		0
Special termination benefit charges (credits)		(1)	[2]	4	[2]	0	[2]
Total, including charges		34		51		76
Defined Benefit Plan, Benefit Obligation		1,098		959		880
Fair value of plan assets		1,071		914		833
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		959		880
Service cost		24		22		20
Interest cost		44		46		45
Participant contributions		0		0
Benefits paid		(45)		(52)
Medicare subsidy		0		0
Actuarial (gain) loss		116		61
Settlements		0		0
Curtailments		1		(2)
Assumed with National acquisition		0		0
Special termination benefit charges (credits)		(1)		4
Plan amendments		0		0
Effects of exchange rate changes		0		0
Benefit obligation at end of year (BO)		1,098		959		880
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		914		833
Actual return on plan assets		95		106
Employer contributions (funding of qualified plans)		104		25
Employer contributions (payments for non-qualified plans)		3		2
Participant contributions		0		0
Assumed with National acquisition		0		0
Benefits paid		(45)		(52)
Settlements		0		0
Effects of exchange rate changes		0		0
Fair value of plan assets at end of year (FVPA)		1,071		914		833
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		(27)		(45)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		34		11
Accrued expenses and other liabilities		(8)		(2)
Underfunded retirement plans		(53)		(54)
Funded status (FVPA – BO) at end of year		(27)		(45)
Accumulated benefit obligation		1,010		875
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		140
Annual adjustment, net actuarial loss		72
Reclassification of recognized transactions, net actuarial loss		(16)
Less tax (benefit) expense, net actuarial loss		(20)
Total net actuarial loss change to AOCI		36
AOCI balance, net actuarial loss portion (net of tax)		176		140
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		0
Annual adjustment, prior service cost		0
Reclassification of recognized transactions, prior service cost		(1)
Less tax expense (benefit), prior service cost		0
Total prior service cost change to AOCI		(1)
AOCI balance, prior service cost portion (net of tax)		(1)		0
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss		23
Unrecognized prior service cost		1
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		1,071		914		833
Assumed with National acquisition		0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		4.16%		4.92%
Long-term pay progression (in hundredths)		3.50%		3.50%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)		4.92%		5.58%
Rate of return on plan assets (in hundredths)		6.00%		6.25%
Long-term pay progression (in hundredths)		3.50%		3.40%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)		35.00%
Fixed income securities and cash equivalents (in hundredths)		65.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2013 payment		197
2014 payment		102
2015 payment		111
2016 payment		113
2017 payment		111
2018 - 2022 payment		495
U.S. defined benefit plan [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		244
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		244
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		244
U.S. defined benefit plan [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		1,034		635
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		1,034		635
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		1,034		635
U.S. defined benefit plan [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		37		35
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		35		34
Assumed with National acquisition				0
Fair value of plan assets at end of year (FVPA)		37		35
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		37		35
Redemptions		(2)		0
Unrealized gain		4		1
Assumed with National acquisition				0
U.S. defined benefit plan [Member] | Money market collective trusts [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		119		23
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		119		23
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		119		23
U.S. defined benefit plan [Member] | Money market collective trusts [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Money market collective trusts [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		119		23
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		119		23
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		119		23
U.S. defined benefit plan [Member] | Money market collective trusts [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		247		266
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		247		266
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		247		266
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		244
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		244
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		244
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		247		22
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		247		22
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		247		22
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		368		309
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		368		309
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		368		309
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		368		309
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		368		309
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		368		309
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		219		229
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		219		229
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		219		229
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		219		229
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		219		229
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		219		229
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | International equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		81		52
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		81		52
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		81		52
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		81		52
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		81		52
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		81		52
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		37		35
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		37		35
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		37		35
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		37		35
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		37		35
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		37		35
U.S. defined benefit plan [Member] | Equity securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		31.00%		35.00%
U.S. defined benefit plan [Member] | Fixed income securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		58.00%		63.00%
U.S. defined benefit plan [Member] | Cash equivalents [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		11.00%		2.00%
U.S. retiree health care plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost		5		4		4
Interest cost		25		25		26
Expected return on plan assets		(23)		(21)		(23)
Amortization of prior service cost (credit)		3		2		2
Recognized net actuarial loss		13		13		12
Net periodic benefit costs		23		23		21
Settlement charges		0	[1],[2]	0	[1],[2]	0	[1],[2]
Curtailment charges (credits)		(1)		5		0
Special termination benefit charges (credits)		0	[2]	0	[2]	0	[2]
Total, including charges		22		28		21
Defined Benefit Plan, Benefit Obligation		509		521		473
Fair value of plan assets		517		431		404
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		521		473
Service cost		5		4		4
Interest cost		25		25		26
Participant contributions		17		18
Benefits paid		(47)		(43)
Medicare subsidy		5		4
Actuarial (gain) loss		(17)		19
Settlements		0		0
Curtailments		(1)		4
Assumed with National acquisition		0		0
Special termination benefit charges (credits)		0		0
Plan amendments		1		17
Effects of exchange rate changes		0		0
Benefit obligation at end of year (BO)		509		521		473
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		431		404
Actual return on plan assets		37		6
Employer contributions (funding of qualified plans)		78		46
Employer contributions (payments for non-qualified plans)		0		0
Participant contributions		17		18
Assumed with National acquisition		0		0
Benefits paid		(46)		(43)
Settlements		0		0
Effects of exchange rate changes		0		0
Fair value of plan assets at end of year (FVPA)		517		431		404
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		8		(90)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		12		0
Accrued expenses and other liabilities		0		0
Underfunded retirement plans		(4)		(90)
Funded status (FVPA – BO) at end of year		8		(90)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		140
Annual adjustment, net actuarial loss		(31)
Reclassification of recognized transactions, net actuarial loss		(13)
Less tax (benefit) expense, net actuarial loss		16
Total net actuarial loss change to AOCI		(28)
AOCI balance, net actuarial loss portion (net of tax)		112		140
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		14
Annual adjustment, prior service cost		1
Reclassification of recognized transactions, prior service cost		(3)
Less tax expense (benefit), prior service cost		1
Total prior service cost change to AOCI		(1)
AOCI balance, prior service cost portion (net of tax)		13		14
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss		11
Unrecognized prior service cost		4
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		517		431		404
Assumed with National acquisition		0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		3.97%		4.89%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)		4.86%		5.48%
Rate of return on plan assets (in hundredths)		5.50%		5.50%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)		50.00%
Fixed income securities and cash equivalents (in hundredths)		50.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2013 payment		34
2014 payment		35
2015 payment		37
2016 payment		38
2017 payment		39
2018 - 2022 payment		193
Health care cost trend rates [Abstract]
Assumed health care cost trend rate for next year (in hundredths)		7.00%		9.00%
Ultimate trend rate (in hundredths)		5.00%		5.00%
Year in which ultimate trend rate is reached		2018		2017
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on accumulated postretirement benefit obligation (in hundredths)		26
Effect of a one percentage point decrease on accumulated postretirement benefit obligation (in hundredths)		22
Effect of a one percentage point increase on service and interest cost components (in hundredths)		2
Effect of a one percentage point decrease on service and interest cost components (in hundredths)		2
U.S. retiree health care plan [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		251		215
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		251		215
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		251		215
U.S. retiree health care plan [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		266		216
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		266		216
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		266		216
U.S. retiree health care plan [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | Money market collective trusts [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		49		50
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		49		50
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		49		50
U.S. retiree health care plan [Member] | Money market collective trusts [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | Money market collective trusts [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		49		50
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		49		50
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		49		50
U.S. retiree health care plan [Member] | Money market collective trusts [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		205		175
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		205		175
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		205		175
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		205		175
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		205		175
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		205		175
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		197		159
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		197		159
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		197		159
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		46		40
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		46		40
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		46		40
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		151		119
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		151		119
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		151		119
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | International equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		66		47
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		66		47
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		66		47
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		66		47
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		66		47
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		66		47
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | Equity securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		51.00%		48.00%
U.S. retiree health care plan [Member] | Fixed income securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		40.00%		41.00%
U.S. retiree health care plan [Member] | Cash equivalents [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		9.00%		11.00%
Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost		45		41		37
Interest cost		75		69		62
Expected return on plan assets		(78)		(83)		(73)
Amortization of prior service cost (credit)		(4)		(4)		(3)
Recognized net actuarial loss		41		40		30
Net periodic benefit costs		79		63		53
Settlement charges		193	[1],[2]	0	[1],[2]	0	[1],[2]
Curtailment charges (credits)		0		2		0
Special termination benefit charges (credits)		(337)	[2]	0	[2]	0	[2]
Total, including charges		(65)		65		53
Restructuring charges/other	(144)
Defined Benefit Plan, Benefit Obligation		2,414		2,748		2,217
Fair value of plan assets		2,218		2,211		1,835
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		2,748		2,217
Service cost		45		41		37
Interest cost		75		69		62
Participant contributions		1		1
Benefits paid		(83)		(72)
Medicare subsidy		0		0
Actuarial (gain) loss		222		91
Settlements		(533)		(1)
Curtailments		0		(3)
Assumed with National acquisition		0		301
Special termination benefit charges (credits)		0		0
Plan amendments		0		0
Effects of exchange rate changes		(61)		104
Benefit obligation at end of year (BO)		2,414		2,748		2,217
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		2,211		1,835
Actual return on plan assets		207		53
Employer contributions (funding of qualified plans)		134		72
Employer contributions (payments for non-qualified plans)		0		0
Participant contributions		1		1
Assumed with National acquisition		0		235
Benefits paid		(83)		(72)
Settlements		(196)		(1)
Effects of exchange rate changes		(56)		88
Fair value of plan assets at end of year (FVPA)		2,218		2,211		1,835
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		(196)		(537)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		22		29
Accrued expenses and other liabilities		(6)		(9)
Underfunded retirement plans		(212)		(557)
Funded status (FVPA – BO) at end of year		(196)		(537)
Accumulated benefit obligation		2,230		2,540
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		500
Annual adjustment, net actuarial loss		68
Reclassification of recognized transactions, net actuarial loss		(234)
Less tax (benefit) expense, net actuarial loss		79
Total net actuarial loss change to AOCI		(87)
AOCI balance, net actuarial loss portion (net of tax)		413		500
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		(23)
Annual adjustment, prior service cost		2
Reclassification of recognized transactions, prior service cost		4
Less tax expense (benefit), prior service cost		(2)
Total prior service cost change to AOCI		4
AOCI balance, prior service cost portion (net of tax)		(19)		(23)
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss		39
Unrecognized prior service cost		(4)
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		2,218		2,211		1,835
Assumed with National acquisition		0		235
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		2.80%		2.89%
Long-term pay progression (in hundredths)		3.10%		3.18%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)		2.88%		2.79%
Rate of return on plan assets (in hundredths)		3.83%		4.17%
Long-term pay progression (in hundredths)		3.17%		3.24%
Weighted average target allocation [Abstract]
Equity securities range minimum (in hundredths)		25.00%
Equity securities range maximum (in hundredths)		60.00%
Fixed income securities and cash equivalents range minimum (in hundredths)		40.00%
Fixed income securities and cash equivalents range maximum (in hundredths)		75.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2013 payment		80
2014 payment		81
2015 payment		87
2016 payment		91
2017 payment		94
2018 - 2022 payment		535
Non-U.S. defined benefit plan [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		310		402
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		310		402
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		310		402
Non-U.S. defined benefit plan [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		1,889		1,791
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		1,889		1,791
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		1,889		1,791
Non-U.S. defined benefit plan [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		19		18
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		18		51
Assumed with National acquisition				18
Fair value of plan assets at end of year (FVPA)		19		18
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		19		18
Redemptions		0		(51)
Unrealized gain		1		0
Assumed with National acquisition				18
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		133		50
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		133		50
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		133		50
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		88		41
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		88		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		88		41
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		45		9
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		45		9
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		45		9
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		942		1,129
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		942		1,129
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		942		1,129
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		183		209
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		183		209
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		183		209
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		759		920
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		759		920
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		759		920
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		343		335
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		343		335
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		343		335
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		19		3
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		19		3
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		19		3
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		324		332
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		324		332
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		324		332
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		204		133
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		204		133
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		204		133
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		20		13
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		20		13
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		20		13
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		184		120
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		184		120
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		184		120
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		564		521
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		564		521
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		564		521
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		136
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		136
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		136
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		564		385
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		564		385
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		564		385
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		32		43
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		32		43
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		32		43
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		13		25
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		13		25
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		13		25
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		19		18
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		19		18
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		19		18
Non-U.S. defined benefit plan [Member] | Equity securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		36.00%		32.00%
Non-U.S. defined benefit plan [Member] | Fixed income securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		58.00%		66.00%
Non-U.S. defined benefit plan [Member] | Cash equivalents [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		6.00%		2.00%
November 1997 through December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)		4.00%
Defined contribution plan, employer fixed matching contribution (percent)		2.00%
After December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)		4.00%
Defined contribution plan, no employer fixed matching contribution (percent)		2.00%
Difference Between Fair Values of the Obligations Settled and Assets Transferred [Member] | Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Restructuring charges/other	(337)
Obligation and Assets Transferred to Japan Subsitutional Pension [Member] | Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Defined Benefit Plan, Benefit Obligation	533
Fair value of plan assets	196
Change in benefit obligation [Roll Forward]
Benefit obligation at end of year (BO)	533
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	196
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	196
Offset By Settlement Loss Related to Recognition of Previously Unrecognized Actuarial Losses Included In Accumulated Other Comprehensive Income [Member] | Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Restructuring charges/other	$ 193

[1]	Includes restructuring and non-restructuring-related settlement charges.
[2]	In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law(JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States; and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled ($533 million) and the assets transferred from the pension trust to the government of Japan ($196 million), offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.